Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt

Note 7 – Long-Term Debt

Long-term debt consisted of the following at March 31, 2017 and December 31, 2016 (in millions):

	March 31, 2017	December 31, 2016
Credit Facility	$381.7	$77.0
2020 Senior Notes	13.8	338.8
Fair value adjustment of 2020 Senior Notes	0.1	1.8
2022 Senior Notes	—	436.4
2023 Senior Notes	700.0	700.0
2025 Senior Notes	500.0	—
Other	3.3	3.7
Less: deferred financing costs, net	33.8	34.0

Total debt	1,565.1	1,523.7
Less: current portion	14.8	1.0

Total long-term debt, less current portion	$1,550.3	$1,522.7

Credit Facility

At March 31, 2017, Crestwood Midstream had $644.4 million of available capacity under its credit facility considering the most restrictive debt covenants in its credit agreement. At March 31, 2017 and December 31, 2016, Crestwood Midstream’s outstanding standby letters of credit were $70.8 million and $64.0 million. Borrowings under the CMLP credit facility accrue interest at prime or Eurodollar based rates plus applicable spreads, which resulted in interest rates between 3.15% and 5.25% at March 31, 2017 and 3.21% and 5.25% at December 31, 2016. The weighted-average interest rate as of March 31, 2017 and December 31, 2016 was 3.36% and 3.23%.

Crestwood Midstream is required under its credit agreement to maintain a net debt to consolidated EBITDA ratio (as defined in its credit agreement) of not more than 5.50 to 1.0, a consolidated EBITDA to consolidated interest expense ratio (as defined in its credit agreement) of not less than 2.50 to 1.0, and a senior secured leverage ratio (as defined in its credit agreement) of not more than 3.75 to 1.0. At March 31, 2017, the net debt to consolidated EBITDA was approximately 3.92 to 1.0, the consolidated EBITDA to consolidated interest expense was approximately 3.90 to 1.0, and the senior secured leverage ratio was 0.94 to 1.0.

The CMLP credit facility allows Crestwood Midstream to increase its available borrowings under the facility by $350.0 million, subject to lender approval and the satisfaction of certain other conditions, as described in the CMLP credit agreement. In March 2017, Crestwood Midstream obtained the lender consent necessary under its credit agreement to borrow up to $325 million to fund the repurchase or redemption of senior notes outstanding.

Senior Notes

Repayments. In March 2017, Crestwood Midstream paid approximately $793.5 million to purchase, redeem and/or cancel all of the principal amount outstanding under the 2022 Senior Notes and $325.0 million of the principal amount outstanding under the 2020 Senior Notes. Crestwood Midstream funded the repayments with a combination of net proceeds from the issuance of the 2025 Senior Notes described below and borrowings under the CMLP credit facility. In conjunction with these note repayments, Crestwood Midstream (i) recognized a loss on extinguishment of debt of approximately $37.3 million (including the write off of approximately $6.8 million of deferred financing costs associated with the 2022 Senior Notes); and (ii) paid $4.8 million and $1.0 million of accrued interest on the 2020 Senior Notes and 2022 Senior Notes, respectively, on the date they were tendered.

In March 2017, Crestwood Midstream delivered the irrevocable notice necessary to redeem the remaining $13.8 million of principal outstanding under the 2020 Senior Notes. In April 2017, Crestwood Midstream paid approximately $14.2 million to redeem the remaining 2020 Senior Notes and recognized a loss on extinguishment of debt associated with the 2020 Senior Notes of approximately $0.3 million. Crestwood Midstream funded the repayment with borrowings under its credit facility.

2025 Senior Notes. In March 2017, Crestwood Midstream issued $500 million of 5.75% unsecured senior notes due 2025 (the 2025 Senior Notes). The 2025 Senior Notes will mature on April 1, 2025, and interest is payable semiannually in arrears on April 1 and October 1 of each year, beginning October 1, 2017. The net proceeds from this offering of approximately $492.0 million were used to repay amounts outstanding under the 2020 Senior Notes and the 2022 Senior Notes.

At March 31, 2017, Crestwood Midstream was in compliance with all of its debt covenants applicable to the CMLP credit facility and its senior notes.

Note 9 – Long-Term Debt

Long-term debt consisted of the following at December 31, 2016 and 2015, (in millions):

	December 31, 2016	December 31, 2015
Credit Facility	$77.0	$735.0
2020 Senior Notes	338.8	500.0
Fair value adjustment of 2020 Senior Notes	1.8	3.3
2022 Senior Notes	436.4	600.0
2023 Senior Notes	700.0	700.0
Other	3.7	5.3
Less: deferred financing costs, net	34.0	40.9

Total Crestwood Midstream debt	1,523.7	2,502.7
Other	—	0.2

Total Crestwood Equity debt	1,523.7	2,502.9
Less: current portion	1.0	1.1

Total long-term debt, less current portion	$1,522.7	$2,501.8

Credit Facility

Crestwood Midstream’s amended and restated senior secured credit agreement (the CMLP Credit Agreement) provides for a five-year $1.5 billion revolving credit facility (the CMLP Credit Facility), which expires in September 2020 and is available to fund acquisitions, working capital and internal growth projects and for general partnership purposes. The CMLP Credit Facility allows Crestwood Midstream to increase its available borrowings under the facility by $350.0 million, subject to lender approval and the satisfaction of certain other conditions, as described in the CMLP Credit Agreement. The CMLP Credit Facility also includes a sub-limit of up to $25.0 million for same-day swing line advances and a sub-limit up to $350.0 million for letters of credit. Subject to limited exception, the CMLP Credit Facility is guaranteed and secured by substantially all of the equity interests and assets of Crestwood Midstream’s subsidiaries, except for Crestwood Niobrara, Crestwood Infrastructure Holdings LLC, PRBIC, Stagecoach Gas and Tres Holdings and their respective subsidiaries. The Company also guarantees Crestwood Midstream’s payment obligations under its $1.5 billion credit agreement.

In conjunction with the contribution agreement with CEGP, Crestwood Midstream amended its credit facility in June 2016 to, among other things, (i) facilitate the closing of the joint venture and make investments in the joint venture thereafter, and (ii) implement its liability management plan with the net cash proceeds received from Stagecoach Gas, including the repurchase of Crestwood Midstream’s senior notes with the borrowings under its credit facility.

Prior to amending and restating its credit agreement in September 2015, Crestwood Midstream had a five-year $1.0 billion senior secured revolving credit facility, which would have expired October 2018. In conjunction with the closing of the Simplification Merger, Crestwood Midstream borrowed approximately $720.0 million under the CMLP Credit Facility on September 30, 2015 to (i) repay all borrowings outstanding under the $1.0 billion credit facility, (ii) fund a distribution to the Company of approximately $378.3 million for purposes of repaying (or, if applicable, satisfying and discharging) substantially all of the Company’s outstanding indebtedness as discussed above, and (iii) pay merger-related fees and expenses. We recognized a loss on extinguishment of debt of approximately $1.8 million in conjunction with amending and restating the CMLP Credit Agreement.

Borrowings under the CMLP Credit Facility (other than the swing line loans) bear interest at either:

•	the Alternate Base Rate, which is defined as the highest of (i) the federal funds rate plus 0.50%; (ii) Wells Fargo Bank’s prime rate; or (iii) the Eurodollar Rate adjusted for certain reserve requirements plus 1%; plus a margin varying from 0.75% to 1.75% depending on Crestwood Midstream’s most recent consolidated total leverage ratio; or

•	the Eurodollar Rate, adjusted for certain reserve requirements plus a margin varying from 1.75% to 2.75% depending on Crestwood Midstream’s most recent consolidated total leverage ratio.

Swing line loans bear interest at the Alternate Base Rate as described above. The unused portion of the CMLP Credit Facility is subject to a commitment fee ranging from 0.30% to 0.50% according to its most recent consolidated total leverage ratio. Interest on the Alternate Base Rate loans is payable quarterly, or if the adjusted Eurodollar Rate applies, interest is payable at certain intervals selected by Crestwood Midstream.

At December 31, 2016, Crestwood Midstream had $734.4 million of available capacity under its credit facility considering the most restrictive covenants in its credit agreement. At December 31, 2016 and 2015, Crestwood Midstream’s outstanding standby letters of credit were $64.0 million and $62.2 million. Interest rates under the CMLP Credit Facility were between 3.21% and 5.25% at December 31, 2016 and 2.70% and 5.00% at December 31, 2015. The weighted-average interest rate on outstanding borrowings as of December 31, 2016 and 2015 was 3.23% and 2.70%.

The CMLP Credit Facility contains various covenants and restrictive provisions that limit our ability to, among other things, (i) incur additional debt; (ii) make distributions on or redeem or repurchase units; (iii) make certain investments and acquisitions; (iv) incur or permit certain liens to exist; (v) merge, consolidate or amalgamate with another company; (vi) transfer or dispose of assets; and (vii) incur a change in control at either Crestwood Equity or Crestwood Midstream, including an acquisition of Crestwood Holdings’ ownership of Crestwood Equity’s general partner by any third party, including Crestwood Holdings’ debtors under an event of default of their debt since Crestwood Equity’s non-economic general partner interest is pledged as collateral under that debt.

Crestwood Midstream is required under its credit agreement to maintain a net debt to consolidated EBITDA ratio (as defined in its credit agreement) of not more than 5.50 to 1.0, a consolidated EBITDA to consolidated interest expense ratio (as defined in its credit agreement) of not less than 2.50 to 1.0, and a senior secured leverage ratio (as defined in its credit agreement) of not more than 3.75 to 1.0. At December 31, 2016, the net debt to consolidated EBITDA was approximately 3.74 to 1.0, the consolidated EBITDA to consolidated interest expense was approximately 3.92 to 1.0, and the senior secured leverage ratio was 0.18 to 1.0.

If Crestwood Midstream fails to perform its obligations under these and other covenants, the lenders’ credit commitment could be terminated and any outstanding borrowings, together with accrued interest, under the CMLP Credit Facility could be declared immediately due and payable. The CMLP Credit Facility also has cross default provisions that apply to any of its other material indebtedness.

Senior Notes

2020 Senior Notes. The 6.0% Senior Notes due 2020 (the 2020 Senior Notes) mature on December 15, 2020, and interest is payable semi-annually in arrears on June 15 and December 15 of each year. The fair value adjustment is being amortized over the remaining life of the 2020 Senior Notes.

2022 Senior Notes. The 6.125% Senior Notes due 2022 (the 2022 Senior Notes) mature on March 1, 2022, and interest is payable semi-annually on March 1 and September 1 of each year.

2023 Senior Notes. In March 2015, Crestwood Midstream issued $700 million of 6.25% unsecured senior notes due 2023 (the 2023 Senior Notes) in a private offering. The 2023 Senior Notes will mature on April 1, 2023, and interest is payable semi-annually in arrears on April 1 and October 1 of each year, beginning October 1, 2015. The net proceeds from this offering of approximately $688.3 million were used to pay down borrowings under the Crestwood Midstream $1.0 billion credit facility and for Crestwood Midstream’s general partnership purposes.

In March 2016, Crestwood Midstream filed a registration statement with the SEC under which it offered to exchange the 2023 Senior Notes for any and all outstanding 2023 Senior Notes. Crestwood Midstream completed the exchange offer in July 2016. The terms of the exchange notes are substantially identical to the terms of the 2023 Senior Notes, except that the exchange notes are freely tradable.

In general, each series of Crestwood Midstream’s senior notes are fully and unconditionally guaranteed, joint and severally, on a senior unsecured basis by Crestwood Midstream’s domestic restricted subsidiaries (other than Finance Corp., which has no assets). The indentures contain customary release provisions, such as (i) disposition of all or substantially all the assets of, or the capital stock of, a guarantor subsidiary to a third person if the disposition complies with the indentures; (ii) designation of a guarantor subsidiary as an unrestricted subsidiary in accordance with its indentures; (iii) legal or covenant defeasance of a series of senior notes, or satisfaction and discharge of the related indenture; and (iv) guarantor subsidiary ceases to guarantee any other indebtedness of Crestwood Midstream or any other guarantor subsidiary, provided it no longer guarantees indebtedness under the Crestwood Midstream Revolver.

The indentures restricts the ability of Crestwood Midstream and its restricted subsidiaries to, among other things, sell assets; redeem or repurchase subordinated debt; make investments; incur or guarantee additional indebtedness or issue preferred units; create or incur certain liens; enter into agreements that restrict distributions or other payments to Crestwood Midstream from its restricted subsidiaries; consolidate, merge or transfer all or substantially all of their assets; engage in affiliate transactions; create unrestricted subsidiaries; and incur a change in control at either Crestwood Equity or Crestwood Midstream, including an acquisition of Crestwood Holdings’ ownership of Crestwood Equity’s general partner by any third party including Crestwood Holdings’ debtors under an event of default of their debt since Crestwood Equity’s non-economic general partner interest is pledged as collateral under that debt. These restrictions are subject to a number of exceptions and qualifications, and many of these restrictions will terminate when the senior notes are rated investment grade by either Moody’s Investors Service, Inc. or Standard & Poor’s Rating Services and no default or event of default (each as defined in the respective indentures) under the indentures has occurred and is continuing.

At December 31, 2016, Crestwood Midstream was in compliance with the debt covenants and restrictions in each of its credit agreements discussed above.

Crestwood Midstream’s Credit Facility and its respective senior notes are secured by its assets and liabilities of the guarantor subsidiaries. Accordingly, such assets are only available to the creditors of Crestwood Midstream. Crestwood Equity had restricted net assets of approximately $2,550.7 million as of December 31, 2016.

Repayments. In June 2016, Crestwood Midstream paid approximately $312.9 million to purchase and cancel approximately $161.2 million and $163.6 million of the principal amount outstanding under the 2020 Senior Notes and 2022 Senior Notes, respectively, utilizing a portion of the proceeds received from Stagecoach Gas, as further discussed in Note 2. Crestwood Midstream recognized a gain on extinguishment of debt of approximately $10.0 million in conjunction with the early tender of these notes. Crestwood Midstream also paid $4.5 million and $2.6 million of accrued interest on the 2020 Senior Notes and 2022 Senior Notes, respectively, on the date they were tendered.

In April 2015, we retired our $350 million 7.75% Senior Notes due 2019 for approximately $364.1 million, including accrued interest of $0.5 million and a call premium of $13.6 million. In conjunction with the redemption of these notes, we recorded a loss on extinguishment of debt of approximately $17.1 million.

Notes Payable and Other Obligations

CEQP’s non-interest bearing obligations due under noncompetition agreements and other note payable agreements consisted of agreements between Legacy Inergy and the sellers of certain companies acquired from 2003 through 2014 with payments due through 2022 and imputed interest ranging from 5.02% to 8.00%. At December 31, 2016 and 2015, CEQP’s non-interest bearing obligations consisted of $4.2 million and $6.8 million in total payments due under agreements, less unamortized discount based on imputed interest of $0.5 million and $1.3 million at December 31, 2016 and 2015, respectively.

CMLP’s non-interest bearing obligations due under noncompetition agreements consisted of agreements between Crestwood Midstream and sellers of certain companies acquired in 2014 with payments due through 2022 and imputed interest ranging from 5.02% to 8.00%. Non-interest bearing obligations consisted of $4.2 million and $6.6 million in total payments due under agreements, less unamortized discount based on imputed interest of $0.5 million and $1.3 million at December 31, 2016 and 2015, respectively.

Maturities

The aggregate maturities of principal amounts on our outstanding long-term debt and other notes payable as of December 31, 2016 for the next five years and in total thereafter are as follows (in millions):

2017	$1.0
2018	0.9
2019	1.0
2020	417.8
2021	0.3
Thereafter	1,136.7

Total debt	$1,557.7

Residual Value Guarantee

In 2012, Crestwood Equity entered into a support agreement with Suburban Propane Partners, L.P. (SPH) pursuant to which Crestwood Equity is obligated to provide contingent, residual support of approximately $497 million of aggregate principal amount of the 7.5% senior unsecured notes due 2018 of SPH and Suburban Energy Finance Corp. (collectively, the SPH Issuers) or any permitted refinancing thereof. Under the support agreement, in the event the SPH Issuers fail to pay any principal amount of the supported debt when due, Crestwood Equity will pay the holders of the supported debt, or the SPH Issuers for the benefit of the holders of the supported debt, an amount up to the principal amount of the supported debt that the SPH Issuers have failed to pay. Crestwood Equity has no obligation to make a payment under the support agreement with respect to any accrued and unpaid interest or any redemption premium or other costs, fees, expenses, penalties, charges or other amounts of any kind that shall be due to the noteholders by the SPH Issuers, whether on or related to the supported debt or otherwise. The support agreement terminates on the earlier of the date the supported debt is extinguished or on the maturity date of supported debt or any permitted refinancing thereof. We believe the probability of any future payment on this residual value guarantee is remote.